Cover Page	5 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No . 1
Entity Filer Category	Non-accelerated Filer
Entity Registrant Name	Decarbonization Plus Acquisition Corporation III
Entity Central Index Key	0001844862
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false